Bank credit lines and loan facilities - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended
	Mar. 31, 2023	Jul. 01, 2021	Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Jan. 13, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Drawdown of bank credit lines and loan facilities				$ 180,000	$ 0
Total debt	$ 4,531,213			4,531,213			$ 4,701,213
Long-term debt at fair value	$ 4,400,400			$ 4,400,400
Senior secured credit facility and senior secured notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid		$ 27,600
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				0.50%
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		2.25%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 5,515,000
Debt instrument, interest rate	7.41%	1.00%		7.41%			7.09%
Total debt	$ 3,951,213			$ 3,951,213			$ 4,201,213
Repayments of senior debt	250,000
Interest paid	75,300
Payments of debt restructuring costs	$ 2,200
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 500,000
Debt instrument, interest rate	2.88%	2.875%		2.88%			2.88%
Total debt	$ 500,000			$ 500,000			$ 500,000
Senior Secured Revolving Loan Facility | London Interbank Offered Rate (LIBOR) | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.60%
Senior Secured Revolving Loan Facility | London Interbank Offered Rate (LIBOR) | Maximum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				2.00%
Senior Secured Revolving Loan Facility | London Interbank Offered Rate (LIBOR) | Minimum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.25%
Senior Secured Revolving Loan Facility | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				0.60%
Senior Secured Revolving Loan Facility | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.00%
Senior Secured Revolving Loan Facility | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				0.25%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity		$ 300,000
Debt instrument, interest rate	6.17%			6.17%
Drawdown of bank credit lines and loan facilities			$ 100,000
Total debt	$ 80,000			$ 80,000			$ 0
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate			5.89%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate						5.80%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			1.25%	1.25%